S000105351 [Member] Investment Objectives and Goals - Natixis Loomis Sayles Dynamic Core Plus ETF	Jun. 22, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Natixis Loomis Sayles Dynamic Core Plus ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks high total investment return through a combination of current income and capital appreciation and to outperform the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark.